Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 53,740	£ 122,713
Right-of-use assets	95,839	118,814
Intangible assets	16,980	16,369
Trade and other receivables	6,018	6,500
Non-current assets	172,577	264,396
Current assets
Inventory	130,119	232,565
Trade and other receivables	31,069	56,259
Cash and cash equivalents	194,578	245,879
Other current assets	355,766	534,703
Assets held for sale		65,805
Total current assets	355,766	600,508
Total assets	528,343	864,904
Current liabilities
Trade and other payables	55,190	68,201
Loans and borrowings	84,137	178,084
Convertible Notes and embedded derivative	1,248	1,301
Lease liabilities	17,972	28,596
Provisions	9,436	26,538
Other current liabilities	167,983	302,720
Liabilities directly associated with the assets held for sale		39,602
Total Current liabilities	167,983	342,322
Non-current liabilities
Loans and borrowings	2,338	4,113
Convertible Notes and embedded derivative	354,147	347,739
Warrants	16	515
Lease liabilities	76,056	88,864
Provisions	5,736	8,752
Deferred tax
Total non-current liabilities	438,293	449,983
Total liabilities	606,276	792,305
Net (liabilities)/assets	(77,933)	72,599
Share capital	55	55
Share premium	925,637	925,637
Merger reserve	420,834	420,834
Retained earnings	(1,427,344)	(1,278,799)
Foreign currency translation reserve	2,885	4,872
Total equity	£ (77,933)	£ 72,599